Acquisitions and Disposals - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Cash and cash equivalents and restricted cash	¥ 17,174
Intangible assets acquired	61,472
Accounts receivable and contract assets	163,396
Other assets	16,651
Total assets acquired	258,693
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684
Liabilities Assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | software [Member]
Assets acquired
Intangible assets acquired	5,900
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Non-compete agreements [Member]
Assets acquired
Intangible assets acquired	8,423
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Agent resources [Member]
Assets acquired
Intangible assets acquired	28,749
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member] | Insurance broker license [Member]
Assets acquired
Intangible assets acquired	18,400
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Assets acquired
Cash and cash equivalents and restricted cash	1,226
Intangible assets acquired	10,930
Accounts receivable and contract assets	7,188
Other assets	2,602
Total assets acquired	21,946
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468
Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Non-compete agreements [Member]
Assets acquired
Intangible assets acquired	1,350
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Agent resources [Member]
Assets acquired
Intangible assets acquired	7,180
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member] | Insurance distribution license [Member]
Assets acquired
Intangible assets acquired	¥ 2,400